Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning of the year	$ 296,302	$ 494,459
Recovery		(222,816)
Provision	7,913,442	187,715	$ (227,873)
Foreign exchange effect	(15,863)	24,659
Ending of the year	$ 297,740	$ 296,302	$ 494,459